UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2017

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.0%
Canada — 1.1%
Canadian Natural Resources	80,545	$2,641
Magna International	44,466	1,919

		4,560

China — 0.6%
Alibaba Group Holding ADR *	1,840	198
Tencent Holdings ADR	72,036	2,079

		2,277

Hong Kong — 0.0%
China Mobile ADR	2,798	155

Ireland — 1.1%
Accenture, Cl A	6,009	720
Ingersoll-Rand	9,666	786
Jazz Pharmaceuticals *	1,291	188
Medtronic	15,255	1,229
Shire ADR	8,823	1,537

		4,460

Japan — 0.1%
Toyota Motor ADR	5,182	563

Netherlands — 0.1%
Chicago Bridge & Iron	7,665	236

Puerto Rico — 0.1%
Popular	14,249	580

United Kingdom — 0.7%
Aon	3,000	356
BP ADR	68,848	2,377
Delphi Automotive	3,672	295

		3,028

United States — 90.2%

Consumer Discretionary — 13.5%
Amazon.com *	10,512	9,319
Best Buy	5,000	246
BorgWarner	5,588	233
CarMax *	5,265	312
Carnival	3,644	215
CBS, Cl B	3,406	236
Charter Communications, Cl A *	903	296
Chipotle Mexican Grill, Cl A *	1,519	677
Comcast, Cl A	64,874	2,439
CST Brands	5,367	258
Dollar General	39,686	2,767
Dollar Tree *	2,254	177
Domino’s Pizza	3,852	710
Ford Motor	17,445	203
General Motors	36,482	1,290
Gentex	17,110	365
Goodyear Tire & Rubber	28,000	1,008
Hasbro	3,540	353

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hilton Grand Vacations *	1,784	$51
Hilton Worldwide Holdings	5,947	348
Home Depot	29,525	4,335
Interpublic Group of	8,487	209
John Wiley & Sons, Cl A	8,540	459
Kohl’s	5,853	233
L Brands	1,988	94
Liberty Expedia Holdings, Cl A *	18,791	855
Liberty Media -Liberty SiriusXM *	5,755	224
Liberty Ventures, Ser A *	11,400	507
LKQ *	5,641	165
Lowe’s	35,735	2,938
Macy’s	11,165	331
Madison Square Garden *	3,269	653
Marriott International, Cl A	2,274	214
McDonald’s	3,206	416
Mohawk Industries *	3,994	917
Netflix *	24,382	3,604
Newell Brands	26,979	1,273
NIKE, Cl B	50,540	2,817
Nordstrom	3,348	156
Norwegian Cruise Line Holdings *	10,510	533
Omnicom Group	43,193	3,724
Pool	1,697	202
priceline.com *	1,587	2,825
PVH	1,776	184
Ross Stores	2,831	186
Royal Caribbean Cruises	2,651	260
Scripps Networks Interactive, Cl A	7,028	551
Signet Jewelers	3,180	220
Staples	27,874	244
Starbucks	21,282	1,243
Target	5,064	279
Time Warner	2,017	197
TJX	2,471	195
Ulta Salon Cosmetics & Fragrance *	1,360	388
Vail Resorts	2,132	409
VF	3,424	188
Visteon *	5,669	555
Walt Disney	8,816	1,000
Williams-Sonoma	3,319	178

		55,464

Consumer Staples — 8.4%
Campbell Soup	27,125	1,553
Clorox	13,872	1,870
Coca-Cola	62,101	2,636
Colgate-Palmolive	15,858	1,161
Costco Wholesale	13,281	2,227
CVS Caremark	43,961	3,451
Dr Pepper Snapple Group	19,661	1,925
General Mills	15,944	941

New Covenant Funds/ Quarterly Report / March 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JM Smucker	18,278	$2,396
Kellogg	24,151	1,754
Kimberly-Clark	12,277	1,616
Kraft Heinz	7,016	637
Kroger	77,778	2,294
McCormick	8,882	866
Monster Beverage *	8,517	393
PepsiCo	24,320	2,720
Post Holdings *	2,582	226
Procter & Gamble	35,109	3,155
Spectrum Brands Holdings	1,514	210
Sysco	18,014	935
US Foods Holding *	8,242	231
Walgreens Boots Alliance	5,048	419
Wal-Mart Stores	2,676	193
WhiteWave Foods, Cl A *	10,693	600

		34,409

Energy — 5.2%
Anadarko Petroleum	13,228	820
Apache	10,665	548
Baker Hughes	7,765	464
Cheniere Energy *	4,589	217
Chevron	22,194	2,383
Cimarex Energy	11,164	1,334
Concho Resources *	3,496	449
ConocoPhillips	4,536	226
Devon Energy	22,074	921
Diamondback Energy *	5,358	556
EOG Resources	13,520	1,319
EQT	2,732	167
ExxonMobil	8,916	731
Gulfport Energy *	11,784	203
Halliburton	48,831	2,403
Helmerich & Payne	6,426	428
Hess	4,029	194
Marathon Petroleum	3,852	195
Newfield Exploration *	4,642	171
Occidental Petroleum	44,441	2,816
Pioneer Natural Resources	4,873	907
Royal Dutch Shell ADR, Cl A	62,587	3,300
Schlumberger	5,289	413
Tesoro	2,130	173

		21,338

Financials — 13.1%
Aflac	31,733	2,298
Allstate	6,753	550
Assurant	2,073	198
Bank of America	231,950	5,472
Berkshire Hathaway, Cl B *	17,664	2,944
Blackstone Group (A)	60,051	1,783
Chimera Investment	19,140	386

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citigroup	100,675	$6,022
CME Group, Cl A	1,579	188
Comerica	7,408	508
Cullen	2,168	193
Discover Financial Services	2,681	183
Goldman Sachs Group	6,736	1,547
Interactive Brokers Group, Cl A	4,957	172
Invesco	21,023	644
JPMorgan Chase	71,398	6,272
KKR (A)	110,408	2,013
Marsh & McLennan	46,890	3,465
MetLife	32,110	1,696
Morgan Stanley	65,040	2,786
Morningstar	5,026	395
MSCI, Cl A	2,345	228
Northern Trust	21,347	1,848
PacWest Bancorp	6,336	337
Principal Financial Group	16,871	1,065
ProAssurance	3,711	224
Prudential Financial	3,399	363
S&P Global	6,256	818
Santander Consumer USA Holdings *	23,103	308
SLM *	29,745	360
State Street	54,998	4,378
Synchrony Financial	6,957	239
Thomson Reuters	9,680	418
Torchmark	2,950	227
Two Harbors Investment ‡	35,364	339
Wells Fargo	52,841	2,941

		53,808

Health Care — 14.0%
Abbott Laboratories	71,758	3,187
AbbVie	26,414	1,721
Acadia Healthcare *	3,163	138
Aetna	1,508	192
Agilent Technologies	17,287	914
Alexion Pharmaceuticals *	31,765	3,851
Allergan	4,390	1,049
AmerisourceBergen, Cl A	23,537	2,083
Amgen	20,333	3,336
Anthem	1,320	218
Baxter International	22,890	1,187
Becton Dickinson and	29,117	5,341
Biogen Idec *	6,408	1,752
Bioverativ *	3,204	174
Boston Scientific *	53,182	1,323
Bristol-Myers Squibb	18,294	995
Celgene *	10,955	1,363
Cigna	7,056	1,034
Edwards Lifesciences *	2,204	207
Eli Lilly	4,003	337

2	New Covenant Funds/ Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gilead Sciences	19,557	$1,328
HCA Holdings *	18,054	1,607
Horizon Pharma *	12,781	189
Humana	4,640	956
Johnson & Johnson	43,987	5,479
Merck	49,348	3,136
Mylan *	6,305	246
PerkinElmer	4,478	260
Pfizer	39,800	1,362
Regeneron Pharmaceuticals *	4,340	1,682
ResMed	2,930	211
Thermo Fisher Scientific	1,327	204
UnitedHealth Group	56,359	9,243
Varian Medical Systems *	2,214	202
Zoetis, Cl A	20,335	1,085

		57,592

Industrials — 8.9%
3M	21,029	4,023
Acuity Brands	3,374	688
AECOM Technology *	21,002	747
AerCap Holdings *	16,118	741
American Airlines Group	20,104	850
BE Aerospace	5,548	356
Clean Harbors *	3,500	195
Covanta Holding	40,890	642
Cummins	1,644	249
Deere	1,900	207
Delta Air Lines	65,548	3,013
Eaton	26,589	1,972
Equifax	3,056	418
General Electric	36,406	1,085
Hexcel	4,105	224
Illinois Tool Works	27,011	3,578
Johnson Controls International	58,530	2,465
ManpowerGroup	11,009	1,129
Nielsen Holdings	4,428	183
Norfolk Southern	11,160	1,250
Owens Corning	4,196	257
Rockwell Automation	1,360	212
Roper Technologies	5,191	1,072
Ryder System	2,710	204
Southwest Airlines	4,455	239
Spirit AeroSystems Holdings, Cl A	4,297	249
Stanley Black & Decker	1,841	245
Terex	8,316	261
TransDigm Group	4,777	1,052
TransUnion *	5,525	212
Trinity Industries	12,365	328
Union Pacific	21,575	2,285
United Parcel Service, Cl B	6,206	666
United Technologies	1,811	203

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Waste Management	3,397	$248
WW Grainger	18,783	4,372
Xylem	9,204	462

		36,582

Information Technology — 20.6%
Activision Blizzard	30,300	1,511
Adobe Systems *	31,922	4,154
Alliance Data Systems	1,093	272
Alphabet, Cl A *	12,676	10,747
Alphabet, Cl C *	553	459
Amdocs	7,734	472
Analog Devices	16,312	1,337
Apple	60,609	8,707
Applied Materials	53,993	2,100
ASML Holding, Cl G	21,955	2,916
Autodesk *	9,164	792
Automatic Data Processing	43,043	4,407
Broadcom, Cl A	6,240	1,366
CA	12,146	385
Cisco Systems	84,370	2,852
Cognizant Technology Solutions, Cl A *	3,555	212
Computer Sciences	4,271	295
Dell Technologies - VMware, Cl V *	8,890	570
eBay *	7,634	256
Facebook, Cl A *	40,606	5,768
Fiserv *	1,801	208
FleetCor Technologies *	9,439	1,429
Genpact	7,682	190
Global Payments	12,483	1,007
Intel	67,428	2,432
International Business Machines	8,941	1,557
Keysight Technologies *	17,211	622
Lam Research	8,295	1,065
Mastercard, Cl A	19,576	2,202
Microchip Technology	40,959	3,022
Micron Technology *	50,925	1,472
Microsoft	136,436	8,986
National Instruments	6,033	196
NVIDIA	2,599	283
ON Semiconductor *	18,593	288
Oracle	16,556	739
QUALCOMM	3,449	198
salesforce.com *	5,362	442
Symantec	22,505	690
Teradata *	6,394	199
Texas Instruments	9,142	736
Vantiv, Cl A *	6,930	444
Visa, Cl A	74,439	6,615
Xerox	35,000	257

		84,857

New Covenant Funds/ Quarterly Report / March 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Materials — 2.8%
Air Products & Chemicals	9,757	$1,320
Alcoa	2,105	72
Avery Dennison	2,597	209
Ball	9,099	676
Dow Chemical	10,053	639
E.I. du Pont de Nemours	2,591	208
Eastman Chemical	13,134	1,061
Ecolab	10,832	1,358
Louisiana-Pacific *	14,840	368
LyondellBasell Industries, Cl A	2,167	198
Monsanto	1,773	201
Praxair	16,702	1,981
Reliance Steel & Aluminum	5,840	467
Sherwin-Williams	5,807	1,801
Sonoco Products	15,355	813
Valspar	1,712	190

		11,562

Real Estate — 1.8%
American Tower, Cl A ‡	4,880	593
AvalonBay Communities ‡	1,993	366
CBRE Group, Cl A *	20,053	698
Corporate Office Properties Trust ‡	21,890	725
Crown Castle International ‡	3,656	345
Equinix ‡	539	216
Forest City Realty Trust, Cl A ‡	10,256	223
Paramount Group	15,807	256
Park Hotels & Resorts	3,860	99
ProLogis ‡	29,469	1,529
Regency Centers ‡	4,478	297
SBA Communications, Cl A *	11,263	1,356
Weyerhaeuser ‡	24,255	824

		7,527

Telecommunication Services — 0.5%
AT&T	26,582	1,104
Verizon Communications	19,930	972

		2,076

Utilities — 1.4%
American Water Works	17,919	1,394
CMS Energy	42,183	1,887
Eversource Energy	30,121	1,770
Xcel Energy	12,416	552

		5,603

		370,818

Total Common Stock
(Cost $314,495) ($ Thousands)		386,677

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUND — 4.0%

Money Market Fund — 4.0%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	16,465,549	$16,466

Total Affiliated Investment Fund
(Cost $16,466) ($ Thousands)		16,466

Total Investments — 98.0%
(Cost $330,961) ($ Thousands) @		$403,143

Percentages are based on Net Assets of $411,347 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At March 31, 2017, such securities amounted to $3,796 ($ Thousands), or 0.9% of the net assets of the Fund.

@	At March 31, 2017, the tax basis cost of the Fund’s investments was $330,961 ($ Thousands), and the unrealized appreciation and depreciation were $77,437 ($ Thousands) and ($5,255) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

Ser — Series

As of March 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “— ” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	New Covenant Funds/ Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 34.1%

Agency Mortgage-Backed Obligations — 27.5%
FHLMC
6.500%, 09/01/2039	$63	$70
5.500%, 12/01/2036 to 12/01/2038	504	563
5.000%, 12/01/2020 to 02/01/2042	1,195	1,294
4.500%, 06/01/2038 to 05/01/2042	3,377	3,625
4.000%, 04/01/2043 to 03/01/2047	3,211	3,370
3.500%, 11/01/2042 to 12/01/2045	3,903	4,000
3.000%, 08/01/2046	2,944	2,918
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.038%, 10/15/2041 (A)	438	75
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	267	25
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	592	51
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	791	79
FHLMC CMO, Ser 2012-4099, Cl ST, IO
5.088%, 08/15/2042 (A)	180	34
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	477	70
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.726%, 09/15/2042 (A)	293	48
FHLMC CMO, Ser 2014-4310, Cl SA, IO
5.038%, 02/15/2044 (A)	77	15
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.088%, 05/15/2044 (A)	157	28
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.948%, 04/15/2041 (A)	119	7
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K712, Cl X1, IO
1.476%, 11/25/2019 (A)	1,397	38
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2014-HQ1, Cl M2
3.025%, 08/25/2024 (A)	160	162
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2017-DNA1, Cl M1
2.182%, 07/25/2029 (A)	377	378
FHLMC TBA
4.000%, 04/15/2041	400	419
3.500%, 04/01/2041	2,500	2,557
3.000%, 04/15/2043	800	793
2.500%, 04/15/2027	1,000	1,001
FHLMC, Ser 2015-4532, Cl YA
3.500%, 10/15/2041	781	804
FNMA
7.000%, 11/01/2037 to 11/01/2038	46	51
6.500%, 08/01/2017 to 05/01/2040	390	438
6.000%, 07/01/2037 to 11/01/2038	212	239
5.500%, 02/01/2035	217	243
5.000%, 01/01/2021 to 07/01/2044	3,745	4,111
4.500%, 01/01/2041 to 01/01/2045	1,854	2,008

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.000%, 06/01/2025 to 08/01/2045	$13,217	$13,928
3.500%, 12/01/2032 to 01/01/2046	7,838	8,059
3.000%, 11/01/2046	394	391
2.788%, 03/01/2036 (A)	41	43
2.517%, 01/01/2036 (A)	69	72
2.500%, 10/01/2042	761	729
2.240%, 09/01/2026	149	142
1.845%, 05/01/2043 (A)	1,409	1,453
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	647	720
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	181	200
FNMA CMO, Ser 2012-74, Cl AI, IO
3.000%, 07/25/2027	1,017	108
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	781	73
FNMA CMO, Ser 2014-47, Cl AI, IO
1.965%, 08/25/2044 (A)	527	33
FNMA CMO, Ser 2015-55, Cl IO, IO
1.741%, 08/25/2055 (A)	70	4
FNMA CMO, Ser 2015-56, Cl AS, IO
5.625%, 08/25/2045 (A)	85	20
FNMA CMO, Ser 2015-M3, Cl X2, IO
1.290%, 10/25/2024 (A)	4,753	111
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
2.280%, 07/25/2019 (A)	495	497
FNMA TBA
5.000%, 04/30/2037	1,500	1,639
4.000%, 04/15/2045	3,900	4,091
3.500%, 04/15/2030 to 04/01/2041	2,500	2,577
3.000%, 04/25/2026 to 04/01/2043	1,900	1,890
2.500%, 04/25/2027	200	200
FNMA, Ser M1, Cl A2
2.416%, 10/25/2026 (A)	150	143
GNMA
5.500%, 02/20/2037 to 01/15/2039	251	279
5.000%, 12/20/2038 to 07/20/2040	1,304	1,429
4.600%, 09/15/2034	3,040	3,283
4.500%, 07/20/2038 to 07/20/2041	1,255	1,351
3.500%, 08/20/2045 to 02/20/2047	1,090	1,131
2.500%, 02/20/2027	1,249	1,266
GNMA CMO, Ser 2012-34, Cl SA, IO
5.538%, 03/20/2042 (A)	54	10
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	142	13
GNMA CMO, Ser 2012-H18, Cl NA
0.988%, 08/20/2062 (A)	262	261
GNMA CMO, Ser 2012-H30, Cl GA
0.818%, 12/20/2062 (A)	1,079	1,069
GNMA CMO, Ser 2013-85, Cl IA, IO
0.958%, 03/16/2047 (A)	3,478	150

New Covenant Funds / Quarterly Report / March 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2013-95, Cl IO, IO
0.711%, 04/16/2047 (A)	$2,030	$91
GNMA CMO, Ser 2013-H01, Cl TA
0.968%, 01/20/2063 (A)	283	283
GNMA CMO, Ser 2013-H08, Cl BF
0.868%, 03/20/2063 (A)	1,043	1,035
GNMA CMO, Ser 2013-H21, Cl FB
1.168%, 09/20/2063 (A)	613	615
GNMA CMO, Ser 2014-105, IO
1.100%, 06/16/2054	1,377	86
GNMA CMO, Ser 2014-186, Cl IO, IO
0.824%, 08/16/2054 (A)	1,745	95
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	164	38
GNMA CMO, Ser 2015-7, Cl IO, IO
0.957%, 01/16/2057 (A)	1,339	86
GNMA CMO, Ser 2015-H20, Cl FA
0.663%, 08/20/2065 (A)	355	353
GNMA TBA
3.500%, 04/01/2041 to 04/15/2041	2,800	2,903
3.000%, 04/15/2043	2,200	2,219

		84,683

Non-Agency Mortgage-Backed Obligations — 6.6%
A10 Securitization, Ser 2015-1, Cl A1
2.100%, 04/15/2034 (B)	68	68
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	29	29
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
1.164%, 07/25/2034 (A)	246	242
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (A)	524	528
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	744	749
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.900%, 12/10/2049 (A)	1,296	1,298
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	104
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl D
3.172%, 09/10/2058	200	143
COMM Mortgage Trust, Ser 2012-CR5, Cl AM
3.223%, 12/10/2045 (B)	590	599
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	818	841
COMM Mortgage Trust, Ser 2014-PAT, Cl A
1.308%, 08/13/2027 (A)(B)	116	116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	$10	$10
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	100	103
Commercial Mortgage Trust, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	1,096	1,102
Commercial Mortgage Trust, Ser 2013-CC13, Cl XA, IO
1.124%, 12/10/2023 (A)	761	29
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	21
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	21
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.253%, 10/10/2046 (A)	10	10
Commercial Mortgage Trust, Ser 2014-TWC, Cl A
1.377%, 02/13/2032 (A)(B)	200	201
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.881%, 06/15/2039 (A)	163	163
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl A4
5.695%, 09/15/2040 (A)	737	741
CSMC Trust, Ser 2014-TIKI, Cl B
1.858%, 09/15/2038 (A)(B)	233	231
CSMC Trust, Ser 2014-TIKI, Cl A
1.458%, 09/15/2038 (A)(B)	310	309
CSMC Trust, Ser 2016-BDWN, Cl B
5.412%, 02/15/2029 (A)(B)	200	203
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (A)(B)	86	86
GE Business Loan Trust, Ser 2007-1A, Cl A
0.694%, 04/16/2035 (A)(B)	286	268
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	80	87
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
1.194%, 01/25/2035 (A)	1,049	1,035
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045 (A)	210	226
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.215%, 11/15/2045 (A)	50	52

2	New Covenant Funds / Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.050%, 01/15/2047 (A)	$30	$32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.712%, 09/15/2047 (A)	80	79
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.202%, 05/15/2048 (A)	380	365
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	490	509
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	490	509
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	8	9
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	1,272	1,320
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl AS
3.353%, 12/15/2047 (B)	380	383
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl C
2.608%, 08/15/2027 (A)(B)	110	110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
4.258%, 05/15/2028 (A)(B)	200	191
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl A4
5.940%, 06/15/2049 (A)	264	264
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	1,130	1,131
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.897%, 05/25/2045 (A)(B)	258	257
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (B)	770	785
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	25	25
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
2.518%, 07/15/2046 (A)	120	129
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	21	21
Morgan Stanley Capital I Trust, Ser 2007-IQ15, Cl A4
6.103%, 06/11/2049 (A)	613	617

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	$29	$29
Morgan Stanley Re-Remic Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	22	22
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(B)	410	412
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	104	103
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A2
2.919%, 03/25/2034 (A)	244	245
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	489	490
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	118
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	76
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.797%, 05/10/2063 (A)(B)	306	17
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl XA, IO
1.797%, 08/15/2050 (A)	2,513	153
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	1,354	1,477
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.866%, 12/15/2045 (A)(B)	1,200	80
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.661%, 06/15/2045 (A)(B)	1,200	69
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	162
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.534%, 05/15/2045 (A)(B)	1,370	76
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl C
3.850%, 10/15/2057 (A)	150	147
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.377%, 10/15/2057 (A)	270	282

New Covenant Funds / Quarterly Report / March 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.841%, 10/15/2057 (A)	$1,203	$43

		20,352

Total Mortgage-Backed Securities (Cost $105,019) ($ Thousands)		105,035

CORPORATE OBLIGATIONS — 29.5%

Consumer Discretionary — 3.7%
21st Century Fox America
6.900%, 03/01/2019	900	979
BMW US Capital
2.150%, 04/06/2020 (B)	950	950
Charter Communications Operating
4.908%, 07/23/2025	40	42
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,116	1,488
Danone
2.077%, 11/02/2021 (B)	500	487
Ford Motor Credit
8.125%, 01/15/2020	340	391
2.262%, 03/28/2019	1,819	1,823
General Motors Financial
4.200%, 03/01/2021	819	855
3.700%, 11/24/2020	80	82
3.700%, 05/09/2023	190	191
3.150%, 01/15/2020	330	336
Hyundai Capital America MTN
2.400%, 10/30/2018 (B)	240	241
McDonald’s MTN
2.750%, 12/09/2020	280	284
NBCUniversal Media
4.375%, 04/01/2021	10	11
Newell Brands
4.200%, 04/01/2026	10	10
3.850%, 04/01/2023	90	93
3.150%, 04/01/2021	30	31
TCI Communications
7.875%, 02/15/2026	240	318
Time Warner
4.875%, 03/15/2020	995	1,067
Time Warner Cable
5.000%, 02/01/2020	990	1,053
Viacom
5.625%, 09/15/2019	422	454
3.875%, 04/01/2024	30	30

		11,216

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 1.4%
CVS Health
4.125%, 05/15/2021	$300	$317
3.875%, 07/20/2025	95	98
2.800%, 07/20/2020	190	193
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,325	1,629
Kimberly-Clark
6.125%, 08/01/2017	140	142
Kraft Heinz Foods
5.375%, 02/10/2020	86	93
4.875%, 02/15/2025 (B)	80	86
3.950%, 07/15/2025	40	41
Kroger
4.000%, 02/01/2024	140	145
PepsiCo
3.000%, 08/25/2021	290	298
2.750%, 03/05/2022	80	81
Smithfield Foods
2.700%, 01/31/2020 (B)	330	330
Tyson Foods
4.875%, 08/15/2034	20	20
Walgreens Boots Alliance
3.450%, 06/01/2026	150	147
Wal-Mart Stores
4.250%, 04/15/2021	210	228
WM Wrigley Jr
2.900%, 10/21/2019 (B)	360	367
2.400%, 10/21/2018 (B)	140	141

		4,356

Energy — 3.0%
Anadarko Petroleum
8.700%, 03/15/2019	590	662
5.550%, 03/15/2026	90	100
5.211%, 10/10/2036 (C)	3,000	1,225
Apache
3.250%, 04/15/2022	783	787
Baker Hughes
3.200%, 08/15/2021	26	27
BP Capital Markets
3.216%, 11/28/2023	140	141
Chevron
2.954%, 05/16/2026	170	168
1.991%, 03/03/2020	1,150	1,151
ConocoPhillips
6.000%, 01/15/2020	20	22
4.200%, 03/15/2021	444	473
Devon Energy
5.850%, 12/15/2025	120	138
3.250%, 05/15/2022	630	624

4	New Covenant Funds / Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating
3.900%, 02/15/2024	$457	$468
EOG Resources
4.150%, 01/15/2026	60	63
ExxonMobil
3.043%, 03/01/2026	150	150
Halliburton
3.800%, 11/15/2025	140	142
Kinder Morgan Energy Partners
4.150%, 02/01/2024	770	780
Noble Energy
4.150%, 12/15/2021	290	304
Occidental Petroleum
3.400%, 04/15/2026	80	80
3.125%, 02/15/2022	100	102
3.000%, 02/15/2027	130	125
Petrofac
3.400%, 10/10/2018 (B)	150	151
Schlumberger Holdings
3.000%, 12/21/2020 (B)	970	992
Shell International Finance BV
2.875%, 05/10/2026	40	39
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	306

		9,220

Financials — 10.1%
American Express
7.000%, 03/19/2018	660	693
2.650%, 12/02/2022	264	262
American Express Credit MTN
2.200%, 03/03/2020	710	711
American International Group
4.875%, 06/01/2022	415	449
Bank of America
7.625%, 06/01/2019	75	84
Bank of America MTN
6.875%, 04/25/2018	390	410
5.625%, 07/01/2020	30	33
5.000%, 05/13/2021	80	87
4.450%, 03/03/2026	678	695
4.200%, 08/26/2024	210	214
4.125%, 01/22/2024	370	387
4.100%, 07/24/2023	280	293
4.000%, 04/01/2024	440	456
4.000%, 01/22/2025	80	80
3.875%, 08/01/2025	140	143
3.500%, 04/19/2026	130	128
3.300%, 01/11/2023	60	60
2.600%, 01/15/2019	170	172
1.950%, 05/12/2018	458	459

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of Montreal MTN
2.100%, 12/12/2019	$783	$786
Bank of New York Mellon MTN
4.600%, 01/15/2020	836	892
BB&T MTN
6.850%, 04/30/2019	240	263
Bear Stearns
7.250%, 02/01/2018	140	146
Blackstone Holdings Finance
6.625%, 08/15/2019 (B)	987	1,087
Chubb INA Holdings
3.350%, 05/03/2026	40	41
2.300%, 11/03/2020	60	60
Citibank
2.000%, 03/20/2019	470	472
Citigroup
8.125%, 07/15/2039	12	18
5.500%, 09/13/2025	150	164
5.300%, 05/06/2044	31	33
4.650%, 07/30/2045	28	29
4.450%, 09/29/2027	150	152
4.400%, 06/10/2025	160	163
4.300%, 11/20/2026	40	40
4.050%, 07/30/2022	40	42
3.500%, 05/15/2023	100	101
3.400%, 05/01/2026	673	656
2.700%, 03/30/2021	455	455
1.700%, 04/27/2018	228	228
Cooperatieve Rabobank UA
3.950%, 11/09/2022	1,315	1,349
General Electric Capital MTN
6.000%, 08/07/2019	414	455
4.650%, 10/17/2021	180	197
4.375%, 09/16/2020	10	11
Goldman Sachs Group
5.950%, 01/18/2018	660	681
5.750%, 01/24/2022	662	745
5.150%, 05/22/2045	20	21
4.750%, 10/21/2045	40	42
4.250%, 10/21/2025	90	92
3.500%, 11/16/2026	90	88
2.300%, 12/13/2019	460	460
Goldman Sachs Group MTN
6.000%, 06/15/2020	480	531
5.375%, 03/15/2020	640	694
4.000%, 03/03/2024	420	436
HSBC Finance
6.676%, 01/15/2021	180	203
HSBC Holdings
3.400%, 03/08/2021	360	368
2.950%, 05/25/2021	380	382

New Covenant Funds / Quarterly Report / March 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
John Deere Capital
1.700%, 01/15/2020	$40	$40
John Deere Capital MTN
2.250%, 04/17/2019	60	61
JPMorgan Chase
4.500%, 01/24/2022	786	847
3.875%, 09/10/2024	290	294
Liberty Mutual Group
4.250%, 06/15/2023 (B)	600	630
Lincoln National
6.250%, 02/15/2020	570	628
MetLife
1.903%, 12/15/2017	110	110
Metropolitan Life Global Funding I
3.000%, 01/10/2023 (B)	507	510
Morgan Stanley MTN
3.750%, 02/25/2023	1,810	1,869
Principal Life Global Funding II
2.625%, 11/19/2020 (B)	570	575
Royal Bank of Canada MTN
2.125%, 03/02/2020	900	900
Santander Holdings USA
3.450%, 08/27/2018	180	183
Santander UK Group Holdings
3.571%, 01/10/2023	200	200
Sumitomo Mitsui Trust Bank
2.050%, 03/06/2019 (B)	599	598
Synchrony Financial
3.000%, 08/15/2019	120	122
Toronto-Dominion Bank MTN
1.950%, 01/22/2019	740	743
Toyota Motor Credit MTN
1.375%, 01/10/2018	260	260
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	643
UBS Group Funding Switzerland
3.491%, 05/23/2023 (B)	390	393
WEA Finance
2.700%, 09/17/2019 (B)	310	313
Wells Fargo MTN
4.900%, 11/17/2045	30	31
4.600%, 04/01/2021	480	516
4.300%, 07/22/2027	260	270
3.450%, 02/13/2023	120	121
1.500%, 01/16/2018	90	90
Wells Fargo
5.625%, 12/11/2017	585	601
3.069%, 01/24/2023	808	813
3.000%, 10/23/2026	190	182

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo Bank
6.000%, 11/15/2017	$250	$257

		31,199

Health Care — 2.0%
Abbott Laboratories
3.400%, 11/30/2023	250	253
2.350%, 11/22/2019	110	110
AbbVie
3.600%, 05/14/2025	10	10
2.500%, 05/14/2020	700	705
Aetna
2.800%, 06/15/2023	20	20
Anthem
3.125%, 05/15/2022	340	342
Baylor Scott & White Holdings
1.947%, 11/15/2021	1,226	1,188
Becton Dickinson
4.685%, 12/15/2044	50	52
3.734%, 12/15/2024	24	25
Celgene
3.875%, 08/15/2025	130	133
3.550%, 08/15/2022	60	62
Gilead Sciences
2.500%, 09/01/2023	50	48
2.050%, 04/01/2019	290	291
Humana
7.200%, 06/15/2018	50	53
3.150%, 12/01/2022	240	241
Johns Hopkins Health System
1.424%, 05/15/2018	500	500
Medtronic
3.125%, 03/15/2022	190	194
Medtronic Global Holdings SCA
1.700%, 03/28/2019	930	930
Merck
2.750%, 02/10/2025	20	20
Perrigo
2.300%, 11/08/2018	220	221
Thermo Fisher Scientific
2.400%, 02/01/2019	150	151
UnitedHealth Group
1.625%, 03/15/2019	200	199
Wyeth
5.450%, 04/01/2017	230	230
Zoetis
1.875%, 02/01/2018	70	70

		6,048

Industrials — 3.0%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	730	771

6	New Covenant Funds / Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 05/15/2021	$310	$325
American Airlines Pass-Through Trust, Ser 2013-2
4.950%, 01/15/2023	438	466
American Airlines, Ser 2016-3, Cl A
3.250%, 10/15/2028	1,247	1,205
Aviation Capital Group
6.750%, 04/06/2021 (B)	80	92
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	296	310
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	11
Cintas No. 2
3.700%, 04/01/2027	120	123
2.900%, 04/01/2022	120	121
Continental Airlines Pass-Through Trust, Ser 1999-1
6.545%, 02/02/2019	20	21
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	769	799
Delta Air Lines
2.875%, 03/13/2020	493	497
Delta Air Lines Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	346	361
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	616	627
Eaton
2.750%, 11/02/2022	450	447
1.500%, 11/02/2017	20	20
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	1,205	1,210
General Electric
4.500%, 03/11/2044	90	97
General Electric MTN
6.875%, 01/10/2039	30	43
General Electric Capital MTN
5.300%, 02/11/2021	160	177
International Lease Finance
5.875%, 08/15/2022	400	446
Republic Services
3.200%, 03/15/2025	180	179
United Airlines Pass-Through Trust
4.000%, 04/11/2026	862	893
Waste Management
3.500%, 05/15/2024	120	124

		9,365

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 0.8%
Apple
2.450%, 08/04/2026	$70	$66
Diamond 1 Finance
4.420%, 06/15/2021 (B)	430	450
3.480%, 06/01/2019 (B)	50	51
Intel
3.700%, 07/29/2025	30	31
Juniper Networks
4.600%, 03/15/2021	452	482
Mastercard
3.375%, 04/01/2024	190	196
Microsoft
2.400%, 08/08/2026	210	199
1.850%, 02/06/2020	360	361
Oracle
1.200%, 10/15/2017	190	190
Visa
4.300%, 12/14/2045	10	11
3.150%, 12/14/2025	110	110
2.200%, 12/14/2020	300	301

		2,448

Materials — 0.6%
Barrick Gold
4.100%, 05/01/2023	207	222
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	200
Freeport-McMoRan
4.000%, 11/14/2021	170	164
Glencore Funding
4.125%, 05/30/2023 (B)	900	917
4.000%, 03/27/2027 (B)	170	168
Rio Tinto Finance USA
3.750%, 09/20/2021	150	157
Southern Copper
3.500%, 11/08/2022	130	132

		1,960

Real Estate — 1.0%
American Tower Trust I
3.070%, 03/15/2023 ‡(B)	80	80
1.551%, 03/15/2018 ‡(B)	100	100
Simon Property Group
4.375%, 03/01/2021 ‡	430	458
2.350%, 01/30/2022 ‡	413	406
Ventas Realty
4.125%, 01/15/2026 ‡	566	574
3.500%, 02/01/2025 ‡	488	478

New Covenant Funds / Quarterly Report / March 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Welltower
4.500%, 01/15/2024 ‡	$902	$949

		3,045

Telecommunication Services — 2.3%
AT&T
5.800%, 02/15/2019	820	876
4.450%, 05/15/2021	40	43
4.125%, 02/17/2026	408	414
3.875%, 08/15/2021	10	10
3.449%, 11/27/2022 (B)(C)	2,000	1,612
3.400%, 05/15/2025	610	589
3.000%, 06/30/2022	10	10
2.375%, 11/27/2018	290	292
1.400%, 12/01/2017	100	100
Bharti Airtel
4.375%, 06/10/2025 (B)	200	200
Cox Communications
3.250%, 12/15/2022 (B)	615	604
Sprint Spectrum
3.360%, 09/20/2021 (B)	280	279
Verizon Communications
4.500%, 09/15/2020	1,074	1,143
4.125%, 03/16/2027	50	51
2.946%, 03/15/2022 (B)	411	409
2.625%, 02/21/2020	268	271
2.450%, 11/01/2022	130	126

		7,029

Utilities — 1.6%
Consumers Energy
5.650%, 04/15/2020	752	833
Duke Energy
3.750%, 04/15/2024	900	926
3.550%, 09/15/2021	170	176
FirstEnergy
4.250%, 03/15/2023	290	300
2.750%, 03/15/2018	340	341
Northern States Power
7.125%, 07/01/2025	1,190	1,520
Sempra Energy
2.400%, 03/15/2020	840	843

		4,939

Total Corporate Obligations (Cost $90,155) ($ Thousands)		90,825

U.S. TREASURY OBLIGATIONS — 19.1%
U.S. Treasury Bonds
4.500%, 02/15/2036	2,073	2,629
3.000%, 05/15/2045	470	467

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
3.000%, 02/15/2047	$1,130	$1,126
2.875%, 05/15/2043	1,960	1,908
2.875%, 11/15/2046	1,400	1,359
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	567	654
1.375%, 02/15/2044	167	184
0.750%, 02/15/2042	441	424
0.625%, 01/15/2024	718	735
0.375%, 07/15/2023	929	943
0.125%, 04/15/2021	2,971	3,002
0.125%, 07/15/2024	358	355
U.S. Treasury Notes
3.375%, 05/15/2044	120	128
2.250%, 11/15/2025	1,750	1,735
2.250%, 02/15/2027	1,450	1,431
2.125%, 08/31/2020	1,365	1,387
2.125%, 01/31/2021	210	213
2.125%, 12/31/2021	130	131
2.125%, 11/30/2023	590	588
2.000%, 11/30/2022	2,280	2,272
1.875%, 01/31/2022	9,741	9,720
1.625%, 06/30/2019	120	121
1.625%, 02/15/2026	7,383	6,941
1.625%, 05/15/2026	100	94
1.500%, 08/31/2018	160	161
1.500%, 01/31/2019	380	382
1.500%, 05/31/2019	60	60
1.500%, 08/15/2026	80	74
1.375%, 01/31/2021	1,750	1,725
1.375%, 05/31/2021	4,810	4,724
1.375%, 06/30/2023	3,030	2,895
1.375%, 09/30/2023	290	276
1.250%, 07/31/2023	390	369
1.125%, 08/31/2021	3,040	2,945
1.125%, 09/30/2021	5,136	4,969
0.875%, 04/15/2017	60	60
0.875%, 10/15/2017	80	80
0.875%, 11/15/2017	30	30
0.875%, 09/15/2019	1,195	1,180
0.750%, 02/28/2018	120	120
U.S. Treasury STRIPS
2.071%, 08/15/2022 (C)	200	178

Total U.S. Treasury Obligations (Cost $59,485) ($ Thousands)		58,775

8	New Covenant Funds / Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 10.8%

Automotive — 2.8%

Ford Credit Floorplan Master Owner Trust, Ser 2016-1, Cl A1
1.760%, 02/15/2021	$2,800	$2,797
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A4
1.380%, 04/18/2022	1,307	1,296
Hyundai Auto Lease Securitization Trust, Ser 2016-C, Cl A4
1.650%, 07/15/2020 (B)	973	970
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A3
1.880%, 08/17/2020 (B)	2,029	2,032
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (B)	1,557	1,572

		8,667

Financials — 0.1%

SLC Student Loan Trust, Ser 2005-3, Cl A3
1.251%, 06/15/2029 (A)	420	415

Home — 0.7%

Ameriquest Mortgage Securities, Ser 2003-9, Cl AV1
1.284%, 09/25/2033 (A)	106	102
Argent Securities, Ser 2004-W5, Cl AV2
1.564%, 04/25/2034 (A)	321	298
Bayview Financial Acquisition Trust, Ser 2007- A, Cl 1A2
6.205%, 05/28/2037	136	140
CGBAM Commercial Mortgage Trust, Ser 2016-IMC, Cl D
6.312%, 11/15/2021 (A)(B)	340	349
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	300	310
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
2.524%, 07/25/2034 (A)(B)	390	395
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
0.824%, 05/25/2037 (A)(B)	320	283
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
1.244%, 10/25/2033 (A)(B)	113	107

		1,984

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Non-Agency Mortgage-Backed Obligations — 1.1%

CD Commercial Mortgage Trust, Ser 16-CD2, Cl A4
3.526%, 11/01/2049	$140	$143
Citigroup Commercial Mortgage Trust
4.137%, 04/14/2050	200	206
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/2025	140	145
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 08/10/2026	810	840
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 02/15/2027 (A)	200	205
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	220	227
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl A4
3.049%, 11/15/2049	140	138
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%, 12/15/2049	160	164
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/13/2021 (B)	150	150
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	972	991
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3
3.371%, 09/15/2057	160	166

		3,375

Other Asset-Backed Securities — 6.1%

Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.324%, 12/27/2022 (A)(B)	19	19
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	3,339	3,340
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (B)	5	5
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
1.774%, 10/25/2047 (A)	206	192
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.231%, 04/25/2047	352	346
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.910%, 07/15/2036 (A)	601	538

New Covenant Funds / Quarterly Report / March 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
2.425%, 10/27/2031 (A)(B)	$465	$476
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (B)	611	615
Invitation Homes Trust, Ser 2015-SFR3, Cl A
2.243%, 08/17/2032 (A)(B)	2,196	2,211
People’s Choice Home Loan Securities Trust, Ser 2004-1, Cl M1
1.410%, 06/25/2034 (A)	410	379
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
1.421%, 06/15/2039 (A)	410	385
SLM Student Loan Trust, Ser 2002-A, Cl A2
1.184%, 12/16/2030 (A)	404	396
SLM Student Loan Trust, Ser 2005-8
1.208%, 01/25/2040	800	742
SLM Student Loan Trust, Ser 2013-A, Cl A1
1.124%, 08/15/2022 (A)(B)	30	30
Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	1,210	1,209
SMB Private Education Loan Trust, Ser 2014-A, Cl A1
1.008%, 09/15/2021 (A)(B)	63	63
SMB Private Education Loan Trust, Ser 2015-B, Cl A1
1.208%, 02/15/2023 (A)(B)	157	157
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (B)	580	573
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.950%, 09/15/2034 (A)(B)	380	385
SoFi Professional Loan Program, Ser 2017-A, Cl A2A
1.550%, 03/26/2040 (B)	674	672
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	505	527
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	494	525
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	301	303
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	1,202	1,246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	$1,217	$1,237
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	729	729
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	745	743
United States Small Business Administration, Ser 2016-20D, Cl 1
2.260%, 04/01/2036	633	621

		18,664

Total Asset-Backed Securities (Cost $33,082) ($ Thousands)		33,105

FOREIGN BONDS — 3.8%
Actavis Funding SCS
3.800%, 03/15/2025	100	101
3.450%, 03/15/2022	120	122
Barclays Bank
10.179%, 06/12/2021 (B)	370	464
BHP Billiton Finance USA
2.875%, 02/24/2022	16	16
BNP Paribas MTN
2.700%, 08/20/2018	300	303
2.375%, 09/14/2017	320	321
BP Capital Markets
3.506%, 03/17/2025	20	20
3.119%, 05/04/2026	170	166
British Telecommunications
2.350%, 02/14/2019	270	272
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	270	283
CNOOC Finance 2015 USA
3.500%, 05/05/2025	330	327
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	256
Credit Suisse NY MTN
2.300%, 05/28/2019	310	311
Ecopetrol
5.375%, 06/26/2026	140	143
4.250%, 09/18/2018	140	144
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	200
Glencore Finance Canada
2.700%, 10/25/2017 (B)	210	211
HSBC Holdings
4.250%, 08/18/2025	230	232
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	188

10	New Covenant Funds / Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	$110	$109
National Australia Bank
1.250%, 03/08/2018 (B)	1,150	1,147
OCP
4.500%, 10/22/2025 (B)	400	394
Petrobras Global Finance BV
6.850%, 06/05/2115	150	134
5.375%, 01/27/2021	1,030	1,057
Petroleos Mexicanos
4.875%, 01/18/2024	190	192
Rogers Communications
6.800%, 08/15/2018	715	763
Royal Bank of Scotland
4.650%, 06/04/2018	190	194
Shell International Finance
4.375%, 03/25/2020	130	139
Shell International Finance BV
3.250%, 05/11/2025	150	152
2.250%, 11/10/2020	360	361
1.750%, 09/12/2021	902	877
Skandinaviska Enskilda Banken
1.375%, 05/29/2018 (B)	800	797
Telefonica Emisiones SAU
5.134%, 04/27/2020	80	86
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	1,006	971
Vale Overseas
6.875%, 11/21/2036	100	107
4.375%, 01/11/2022	55	56

Total Foreign Bonds (Cost $11,609) ($ Thousands)		11,616

SOVEREIGN DEBT — 2.2%
Colombia Government International Bond
5.625%, 02/26/2044	280	305
Indonesia Government International Bond MTN
3.750%, 04/25/2022	370	377
Kuwait International Government Bond
3.500%, 03/20/2027 (B)	210	212
Mexico Government International Bond MTN
3.625%, 03/15/2022	630	648
3.600%, 01/30/2025	380	379
Peruvian Government International Bond
6.550%, 03/14/2037	60	77
5.625%, 11/18/2050	270	322
Poland Government International Bond
5.125%, 04/21/2021	440	482
4.000%, 01/22/2024	450	472

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Province of Ontario Canada
4.400%, 04/14/2020	$840	$900
1.100%, 10/25/2017	500	500
Province of Quebec Canada MTN
6.350%, 01/30/2026	1,010	1,251
2.625%, 02/13/2023	500	504
Russian Foreign Bond
7.500%, 03/31/2030	239	287

Total Sovereign Debt (Cost $6,610) ($ Thousands)		6,716

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FHLMC
2.375%, 01/13/2022	1,090	1,110
1.250%, 10/02/2019	70	69
FNMA
2.189%, 10/09/2019 (C)	1,190	1,136
Tennessee Valley Authority
3.875%, 02/15/2021	790	849

Total U.S. Government Agency Obligations (Cost $3,144) ($ Thousands)		3,164

MUNICIPAL BONDS — 0.7%
Florida — 0.3%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	420	423
Florida State, State Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	535	540

		963

Wisconsin — 0.4%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	970	1,129

Total Municipal Bonds (Cost $2,092) ($ Thousands)		2,092

New Covenant Funds / Quarterly Report / March 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUND — 0.4%

Money Market Fund — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	1,264,094	$1,264

Total Affiliated Investment Fund (Cost $1,264) ($ Thousands)		1,264

	Face Amount (Thousands)

REPURCHASE AGREEMENT(D) — 5.2%
Deutsche Bank 0.790%, dated 03/31/2017, to be repurchased on 04/03/2017, repurchase price $16,001,053 (collateralized by a U.S. Government Obligation, 0,125%, 04/15/2019, par value $15,525,000; with total market value $16,320,000)	$16,000	16,000

Total Repurchase Agreement (Cost $16,000) ($ Thousands)		16,000

Total Investments — 106.8% (Cost $328,460) ($ Thousands) @		$328,592

	Contracts

PURCHASED OPTION — 0.0%
May 2017, U.S. 10-Year Treasury Note Future Option Call, Expires 04/22/2017, Strike Price $125.00*	6	$2

Total Purchased Option (Cost $2) ($ Thousands)		$2

WRITTEN OPTIONS — 0.0%
May 2017, U.S. 5-Year Treasury Note Future Option Call, Expires 04/22/2017 Strike Price $118.00*	(15)	$(3)
May 2017, U.S. 5-Year Treasury Note Future Option Call, Expires 04/22/2017 Strike Price $119.25*	(21)	–
May 2017, U.S. 5-Year Treasury Note Future Option Call, Expires 04/22/2017 Strike Price $116.00*	(21)	–
May 2017, U.S. 5-Year Treasury Note Future Option Call, Expires 04/22/2017 Strike Price $117.50*	(45)	(20)

Total Written Options

(Premiums Received $21) ($ Thousands)		$(23)

A list of the open futures contracts held by the Fund at March 31, 2017, are as follows:

			Unrealized
	Number of		Appreciation
	Contracts		(Depreciation)
Type of Contract	Long (Short)	Expiration Date	($ Thousands)

90-Day Euro$	(56)	Dec-2019	$(15)
90-Day Euro$	56	Dec-2018	14
U.S. 10-Year Treasury Note	(123)	Jun-2007	(117)
U.S. 2-Year Treasury Note	(94)	Jun-2017	–
U.S. 5-Year Treasury Note	229	Jun-2017	22
U.S. Ultra Long Treasury Bond	(2)	Jun-2017	(4)
Ultra 10-Year U.S. Treasury Note	15	Jun-2017	9

			$(91)

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $307,522 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2017.
†	Investment in Affiliated Security (see Note 3).
‡	Real Estate Investment Trust.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2017.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2017, the value of these securities amounted to $37,788 ($ Thousands), representing 12.3% of the Net Assets of the Fund.
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Tri-Party Repurchase Agreement.

@	At March 31, 2017, the tax basis cost of the Fund’s investments was $328,460 ($ Thousands), and the unrealized appreciation and depreciation were $2,831 ($ Thousands) and ($2,699) ($ Thousands), respectively.

AGM— Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount.

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

12	New Covenant Funds / Quarterly Report / March 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Income Fund (Concluded)

The following is a list of the level of inputs used as of March 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total

Mortgage-Backed Securities	$–	$105,035	$–	$105,035
Corporate Obligations	–	90,825	–	90,825
U.S. Treasury Obligations	–	58,775	–	58,775
Asset-Backed Securities	–	33,105	–	33,105
Repurchase Agreement	–	16,000	–	16,000
Foreign Bonds	–	11,616	–	11,616
Sovereign Debt	–	6,716	–	6,716
U.S. Government Agency Obligations	–	3,164	–	3,164
Municipal Bonds	–	2,092	–	2,092
Affiliated Investment Fund	1,264	–	–	1,264

Total Investments in Securities	$1,264	$327,328	$–	$328,592

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Options	$2	$—	$—	$2
Written Options	(23)	—	—	(23)
Futures Contracts *
Unrealized Appreciation	45	—	—	45
Unrealized Depreciation	(136)	—	—	(136)

Total Other Financial Instruments	$(112)	$—	$—	$(112)

*Futures contracts are value at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “— ” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

New Covenant Funds / Quarterly Report / March 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Fund — 60.4%
New Covenant Growth Fund†	4,473,664	$174,159

Total Equity Fund
(Cost $119,546) ($ Thousands)		174,159

Fixed Income Fund — 39.0%
New Covenant Income Fund†	4,870,846	112,468

Total Fixed Income Fund
(Cost $112,793) ($ Thousands)		112,468

Money Market Fund — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	1,751,685	1,752

Total Money Market Fund
(Cost $1,752) ($ Thousands)		1,752

Total Investments — 100.0%
(Cost $234,091) ($ Thousands)@		$288,379

Percentages are based on Net Assets of $288,440 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2017.
†	Investment in Affiliated Security.

@	At March 31, 2017, the tax basis cost of the Fund’s investments was $234,091 ($ Thousands), and the unrealized appreciation and depreciation were $54,613 ($ Thousands) and ($325) ($ Thousands), respectively.

Cl — Class

As of March 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

New Covenant Funds / Quarterly Report /March 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%
Fixed Income Fund — 64.4%
New Covenant Income Fund†	2,221,358	$51,291

Total Fixed Income Fund
(Cost $51,791) ($ Thousands)		51,291

Equity Fund — 34.8%
New Covenant Growth Fund†	712,093	27,721

Total Equity Fund
(Cost $16,135) ($ Thousands)		27,721

Money Market Fund — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.530%**†	543,567	544

Total Money Market Fund
(Cost $544) ($ Thousands)		544

Total Investments — 99.9%
(Cost $68,470) ($ Thousands)@		$79,556

Percentages are based on Net Assets of $79,607 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2017.
†	Investment in Affiliated Security.

@	At March 31, 2017, the tax basis cost of the Fund’s investments was $68,470 ($ Thousands), and the unrealized appreciation and depreciation were $11,586 ($ Thousands) and ($500) ($ Thousands), respectively.

Cl — Class

As of March 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

New Covenant Funds / Quarterly Report /March 31, 2017	1

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 30, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: May 30, 2017